RELATED PARTY TRANSACTIONS - Related party transactions (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		5 Months Ended	12 Months Ended
	Nov. 30, 2024 CNY (¥)	May 31, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
RELATED PARTY TRANSACTIONS
Long-term loan to related parties				¥ 63,892	$ 8,753	¥ 115,048	¥ 500
Receipt of loans to a related party				28,313	3,879	9,800
Proceeds from loan from a related party						350,000
Interest expense by loan				¥ 400,975	$ 54,933	312,172	273,305
Percentage of related party interest rate		6.00%	3.85%	3.60%	3.60%
Lease expenses				¥ 1,128,722		1,040,405	1,019,425
Mr. Sheng Chen
RELATED PARTY TRANSACTIONS
Investments in fund			¥ 1,000	1,000
SZ Century
RELATED PARTY TRANSACTIONS
Revenues							14,089
Shanghai Edge Interchange
RELATED PARTY TRANSACTIONS
Revenues				40		938	651
Long-term loan to related parties						1,000	500
Interest on Investment Income (Expenses)				19		32	1
Changzhou Gaoxin
RELATED PARTY TRANSACTIONS
Revenues				7,914
Proceeds from loan from a related party						350,000
Interest expense by loan				18,219		13,183
Payments of interest expense				18,725		7,116
Others
RELATED PARTY TRANSACTIONS
Revenues							2
Cost of goods and services sold				5,546		333	513
Shanghai Puping
RELATED PARTY TRANSACTIONS
Long-term loan to related parties				40,038		80,263
Sanhe Mingtai
RELATED PARTY TRANSACTIONS
Cost of goods and services sold				28,607		17,366
Long-term loan to related parties				23,853		33,785
Receipt of loans to a related party				28,313
Related party transaction, Lease payment paid				41,305		10,801
Lease expenses				23,142
Repairs and maintenance				4,926
ROU assets			262,237	262,237
Lease liability			¥ 246,073	¥ 246,073
CYSD
RELATED PARTY TRANSACTIONS
Cost of goods and services sold						31,119	¥ 36,673
SH Shibei
RELATED PARTY TRANSACTIONS
Receipt of loans to a related party						9,800
Interest on Investment Income (Expenses)						(1,321)
Beijing Jiwa
RELATED PARTY TRANSACTIONS
Cost of goods and services sold						¥ 1,891
Changzhou Gaoxin Internet Co., Ltd
RELATED PARTY TRANSACTIONS
Proceeds from loan from a related party		¥ 350,000
Mr. Sheng Chen
RELATED PARTY TRANSACTIONS
Legal service fee	¥ 5,500